                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                      Dallas, TX         August 16, 2010
------------------------------------   ---------------------   -----------------
            (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         27
Form 13F Information Table Value Total:    208,304
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-12876               TBP Investments Management, LLC

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------- --------- -------- ------------------------- ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                             TITLE OF             VALUE   SHRS OR                  INVESTMENT  OTHER   -------------------
       NAME OF ISSUER          CLASS    CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- --------- ------ -------- ---------- -------- ---- --------- ----
ANADARKO PETE CORP              COM   032511107  11,337    314,134   SH      N/A     DEFINED      1      0    314,134  0
APACHE CORP                     COM   037411105   6,462     76,750   SH      N/A     DEFINED      1      0     76,750  0
BAKER HUGHES INC                COM   057224107   4,648    111,809   SH      N/A     DEFINED      1      0    111,809  0
CHESAPEAKE ENERGY CORP          COM   165167107  12,352    589,616   SH      N/A     DEFINED      1      0    589,616  0
CHEVRON CORP NEW                COM   166764100   6,430     94,753   SH      N/A     DEFINED      1      0     94,753  0
CONSOL ENERGY INC               COM   20854P109   2,879     85,278   SH      N/A     DEFINED      1      0     85,278  0
DAWSON GEOPHYSICAL CO           COM   239359102   5,442    255,834   SH      N/A     DEFINED      1      0    255,834  0
DEVON ENERGY CORP NEW           COM   25179M103  11,602    190,454   SH      N/A     DEFINED      1      0    190,454  0
ENCANA CORP                     COM   292505104   5,750    189,507   SH      N/A     DEFINED      1      0    189,507  0
FLUOR CORP NEW                  COM   343412102   4,228     99,491   SH      N/A     DEFINED      1      0     99,491  0
HALLIBURTON CO                  COM   406216101   6,233    253,899   SH      N/A     DEFINED      1      0    253,899  0
HESS CORP                       COM   42809H107  14,303    284,129   SH      N/A     DEFINED      1      0    284,129  0
MASSEY ENERGY CORP              COM   576206106   1,788     65,380   SH      N/A     DEFINED      1      0     65,380  0
MCMORAN EXPLORATION CO          COM   582411104  12,448  1,120,415   SH      N/A     DEFINED      1      0  1,120,415  0
MURPHY OIL CORP                 COM   626717102   2,348     47,377   SH      N/A     DEFINED      1      0     47,377  0
OCCIDENTAL PETE CORP DEL        COM   674599105   5,629     72,960   SH      N/A     DEFINED      1      0     72,960  0
OCEANEERING INTL INC            COM   675232102   6,637    147,815   SH      N/A     DEFINED      1      0    147,815  0
PLAINS EXPL& PRODTN CO          COM   726505100   3,593    174,346   SH      N/A     DEFINED      1      0    174,346  0
QUICKSILVER RESOURCES INC       COM   74837R104   6,598    599,788   SH      N/A     DEFINED      1      0    599,788  0
SANDRIDGE ENERGY INC            COM   80007P307  11,013  1,888,954   SH      N/A     DEFINED      1      0  1,888,954  0
SMITH INTL INC                  COM   832110100  11,112    295,148   SH      N/A     DEFINED      1      0    295,148  0
SOUTHWESTERN ENERGY CO          COM   845467109   7,323    189,507   SH      N/A     DEFINED      1      0    189,507  0
SUNCOR ENERGY INC NEW           COM   867224107  16,289    553,294   SH      N/A     DEFINED      1      0    553,294  0
TRANSATLANTIC PETROLEUM LTD     SHS   G89982105   6,340  2,000,000   SH      N/A     DEFINED      1      0  2,000,000  0
TRANSOCEAN LTD                REG SHS H8817H100   9,354    201,908   SH      N/A     DEFINED      1      0    201,908  0
WEATHERFORD INTERNATIONAL LT    REG   H27013103  11,222    854,002   SH      N/A     DEFINED      1      0    854,002  0
WILLIAMS CLAYTON ENERGY INC     COM   969490101   4,944    117,371   SH      N/A     DEFINED      1      0    117,371  0